Shareholder Report, Line Graph (Details) - USD ($)	1 Months Ended
	Mar. 31, 2026	Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Mar. 31, 2019	Sep. 30, 2018	Mar. 31, 2018	Sep. 30, 2017	Mar. 31, 2017	Sep. 30, 2016	Mar. 31, 2016
Class I
Account Value [Line Items]
Accumulated Value	$ 12,145	$ 11,517	$ 10,384	$ 10,016	$ 9,591	$ 9,154	$ 9,616	$ 10,487	$ 9,993	$ 9,430	$ 9,682	$ 9,152	$ 9,796	$ 9,253	$ 9,600	$ 9,492	$ 9,451	$ 9,092	$ 9,132	$ 9,403	$ 10,000
Class N
Account Value [Line Items]
Accumulated Value	11,886	11,284	10,186	9,831	9,433	9,012	9,485	10,320	9,836	9,314	9,553	9,051	9,702	9,171	9,531	9,427	9,403	9,059	9,108	9,388	10,000
Class R
Account Value [Line Items]
Accumulated Value	11,610	11,033	9,958	9,634	9,256	8,847	9,326	10,165	9,689	9,180	9,447	8,955	9,603	9,094	9,455	9,370	9,362	9,030	9,086	9,380	10,000
S P 500 Class I [Member]
Account Value [Line Items]
Accumulated Value	37,586	38,273	31,906	32,546	29,474	23,869	22,693	19,626	24,593	23,219	21,266	17,860	13,602	15,510	14,622	14,877	13,354	12,617	11,715	10,639	10,000
S P 500 Class N [Member]
Account Value [Line Items]
Accumulated Value	37,586	38,273	31,906	32,546	29,474	23,869	22,693	19,626	24,593	23,219	21,266	17,860	13,602	15,510	14,622	14,877	13,354	12,617	11,715	10,639	10,000
S P 500 Class R [Member]
Account Value [Line Items]
Accumulated Value	$ 37,586	$ 38,273	$ 31,906	$ 32,546	$ 29,474	$ 23,869	$ 22,693	$ 19,626	$ 24,593	$ 23,219	$ 21,266	$ 17,860	$ 13,602	$ 15,510	$ 14,622	$ 14,877	$ 13,354	$ 12,617	$ 11,715	$ 10,639	$ 10,000